Class T Prospectus | Alger Responsible Investing Fund
Alger Responsible Investing Fund
Investment Objective
Alger Responsible Investing Fund seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount if you invest at least $250,000 in Class T Shares of the Fund. More information about this discount is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and in Appendix A – Sales Charge Waivers and Discounts Available from Intermediaries beginning on page A-20 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class T Prospectus Alger Responsible Investing Fund Class T
Maximum sales charge (load) imposed on purchases as a % of offering price	2.50%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class T Prospectus Alger Responsible Investing Fund Class T
Management Fees	0.71%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.31%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | Alger Responsible Investing Fund | Class T | USD ($)	380	655	950	1,790

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.84% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any size with an environmental, social and governance ("ESG") rating of BB or above by MSCI (or an equivalent rating by another ESG rating agency) that also demonstrate, in the view of Fred Alger Management, Inc., promising growth potential. Fred Alger Management, Inc. employs fundamental analysis to identify innovative and dynamic companies and uses MSCI's ESG ratings to consider how such stocks rank within an industry or sector based on a company's conduct in offering products or services that promote positive environmental, social and/or governance policies, or have a positive impact in these areas, addressing concerns such as climate change, resource depletion, health and safety, employee relations and diversity, bribery and corruption, and fostering board diversity and structure. The Fund does not bar companies in any industries.

The Fund can leverage, that is, borrow money to purchase additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments.

Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Smaller Cap Securities Risk – investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•  Environmental, Social and/or Governance Sustainability-Related Securities Risk – the Fund's environmental, social and governance investment criteria may limit the number of investment opportunities available to the Fund, and as a result, at times the Fund's returns may be less than those of funds that are not subject to such special investment considerations. Moreover, companies that promote positive environmental, social and/or governance policies may not perform as well as companies that do not pursue such goals.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class T Shares were not offered prior to February 28, 2017. Historical performance prior to February 28, 2017 is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge imposed on Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. From December 4, 2000, through December 29, 2016, the Fund and its predecessor followed different investment strategies under different fund names, and were managed by different portfolio management teams. Performance during that period does not reflect the Fund's current investment strategies. On January 11, 2007, before the Fund commenced operations, substantially all of the assets of another investment company advised by Fred Alger Management, Inc., Alger Green Institutional Fund, a series of The Alger Institutional Funds, were transferred to the Fund in a tax-free reorganization. Performance prior to January 11, 2007 includes the performance of the Class I Shares of Alger Green Institutional Fund. From January 11, 2007, to September 24, 2008, the performance shown is that of the Fund's N shares. Since September 24, 2008, the performance shown is that of the Fund's Class A Shares. All performance prior to September 24, 2008 has been adjusted to reflect applicable sales charges (in the table) and higher operating expenses. Prior to March 1, 2017, the Fund compared its performance to the Russell 3000 Growth Index. The Fund will compare its performance to the Russell 1000 Growth Index to better reflect the aggregate capitalization range of the securities it will purchase under its new investment strategy. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.
Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 18.32%	Worst Quarter: Q4 2008 -24.36%

Average Annual Total Return as of December 31, 2016
Average Annual Returns - Class T Prospectus - Alger Responsible Investing Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger Responsible Investing Fund Class A	[1]	(3.38%)	9.95%	4.74%	1.59%	Dec. 04, 2000
After Taxes on Distributions | Alger Responsible Investing Fund Class A	[1]	(4.27%)	9.33%	4.32%	0.94%
After Taxes on Distributions and Sale of Fund Shares | Alger Responsible Investing Fund Class A	[1]	(1.16%)	7.87%	3.72%	1.05%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		7.08%	14.50%	8.33%	4.21%	Dec. 04, 2000
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)		7.39%	14.44%	8.28%	4.39%	Dec. 04, 2000
[1]	The returns shown are for Class A Shares, which would have substantially similar annual returns as Class T Shares because the Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.